Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2025
Key Management Personnel Compensation [Abstract]
Key Management Personnel Compensation

Note 6. Key Management Personnel Compensation

This note details the nature and amount of remuneration for each Director of Immuron Limited, and for the Key Management Personnel.

The Directors of Immuron Limited during the financial year ended June 30, 2025 were:

The following persons held office as Directors of Immuron Limited during the financial year:

Mr. Paul Brennan, Independent Non-Executive Chairman

Mr. Daniel Pollock, Independent Non-Executive Director

Prof. Ravi Savarirayan, Independent Non-Executive Director

Dr. Jeannette Joughin Independent Non-Executive Director

The following persons held office as Key Management Personnel of Immuron Limited during the financial year ended June 30, 2025:

Mr. Steven Lydeamore, Chief Executive Officer

Dr. Jerry Kanellos, Chief Scientific Officer

Mr. Flavio Palumbo, Chief Commercial Officer

The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:

	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	1,567,997	1,637,409	1,394,154
Post-employment benefits	154,188	158,080	5,283
Long-term benefits	18,625	10,607	8,110
Share-based payment expenses to KMP and their related entities	290,830	3,300	200,753
Total Key Management Personnel Compensation	2,031,640	1,809,396	1,608,300